Properties, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Properties, Plant and Equipment
Note 18
Properties, Plant and Equipment
1

	At December 31						Year ended December 31
	Gross Investment at Cost			Net Investment			Additions at Cost 2			Depreciation Expense 3
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Upstream
United States	$117,955	$96,590	$93,393	$50,390	$37,031	$36,027	$20,408	$6,461	$4,520	$7,666	$5,012	$5,675
International	183,996	188,556	202,757	84,561	88,549	94,770	4,130	2,599	2,349	8,109	9,830	10,824
Total Upstream	301,951	285,146	296,150	134,951	125,580	130,797	24,538	9,060	6,869	15,775	14,842	16,499
Downstream
United States	31,192	29,802	26,888	13,521	12,827	10,766	1,623	2,742	543	931	913	833
International	8,401	8,281	8,134	3,122	3,226	3,300	237	246	234	301	311	296
Total Downstream	39,593	38,083	35,022	16,643	16,053	14,066	1,860	2,988	777	1,232	1,224	1,129
All Other
United States	4,390	4,402	4,729	1,991	1,931	2,078	311	230	143	313	247	290
International	147	154	144	34	27	20	15	12	7	6	6	7
Total All Other	4,537	4,556	4,873	2,025	1,958	2,098	326	242	150	319	253	297
Total United States	153,537	130,794	125,010	65,902	51,789	48,871	22,342	9,433	5,206	8,910	6,172	6,798
Total International	192,544	196,991	211,035	87,717	91,802	98,090	4,382	2,857	2,590	8,416	10,147	11,127
Total	$346,081	$327,785	$336,045	$153,619	$143,591	$146,961	$26,724	$12,290	$7,796	$17,326	$16,319	$17,925
1
Other than the United States and Australia, no other country accounted for 10 percent or more of the company’s net properties, plant and equipment (PP&E) in 2023. Australia had PP&E of $41,409, $44,012 and $46,687 in 2023, 2022 and 2021, respectively. Gross Investment at Cost and Additions at Cost for 2023 each include $10,487 associated with the PDC acquisition.

2	Net of dry hole expense related to prior years’ expenditures of $110, $177 and $35 in 2023, 2022 and 2021, respectively.
3
Depreciation expense includes accretion expense of $593, $560 and $616 in 2023, 2022 and 2021, respectively, and impairments and write-offs of $2,180, $950 and $414 in 2023, 2022 and 2021, respectively.